Other (Income) Expense, Net - Other (Income) Expense, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended				12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010 Rest Of World [Member]	Dec. 31, 2010 Rest Of World [Member]	Dec. 31, 2011 North America [Member]	Dec. 31, 2010 North America [Member]	Dec. 31, 2012 North America [Member]	Dec. 31, 2011 North America [Member]	Dec. 31, 2010 North America [Member]	Dec. 31, 2012 Europe [Member]	Dec. 31, 2011 Europe [Member]	Sep. 30, 2011 Europe [Member]	Dec. 31, 2010 Europe [Member]	Dec. 31, 2012 Europe [Member]	Dec. 31, 2011 Europe [Member]	Dec. 31, 2010 Europe [Member]	Aug. 31, 2010 Corporate [Member]	Sep. 30, 2012 Corporate [Member]	Jun. 30, 2011 Corporate [Member]	Dec. 31, 2012 Corporate [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2010 Corporate [Member]
Component of Operating Other Cost and Expense [Line Items]
Impairment of long-lived assets						$ 7	$ 7	$ 2	$ 7	$ 7	$ 23	$ 14		$ 16	$ 23	$ 14	$ 16
Re-measurement gain of E-Car	(188)							(35)											(153)		(153)
Settlement agreement									11
Insurance proceeds									(15)
Restructuring charges										32	55				55
Total								(33)	3	39					78	154	16				(153)	(1)	(16)
Loss (gain) on disposal of facility				(14)	(14)							129	113			129
Customer bankruptcy												11				11
Write down of real estate																						9
Gain on sale of investment																				10		(10)
Gain on deconsolidation of E-Car																		16					(16)
Other (income) expense, net	$ (108)	$ 156	$ 25